Members' (deficit) equity (Details) - shares	Sep. 30, 2021	Jun. 30, 2021	Apr. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Rubicon Technologies, LLC and Subsidiaries [Member] | Rubicon [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, shares authorized	59,504,853			59,504,853	59,504,853
Rubicon Technologies, LLC and Subsidiaries [Member] | Rubicon [Member] | Equity [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, shares authorized	33,509,272			32,426,264	32,426,264
Rubicon Technologies, LLC and Subsidiaries [Member] | Common Stock [Member] | Rubicon [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares authorized	34,438,298			34,438,298	34,438,298
Rubicon Technologies, LLC and Subsidiaries [Member] | Common Stock [Member] | Rubicon [Member] | Equity [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock, shares authorized	9,440,108			9,440,108	9,440,108
Rubicon Technologies, LLC and Subsidiaries [Member] | Series A Preferred Stock [Member] | Rubicon [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, shares authorized	4,834,906			4,834,906	4,834,906
Rubicon Technologies, LLC and Subsidiaries [Member] | Series A Preferred Stock [Member] | Rubicon [Member] | Equity [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, shares authorized	4,834,906			4,834,906	4,834,906
Rubicon Technologies, LLC and Subsidiaries [Member] | Series B Preferred Stock [Member] | Rubicon [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, shares authorized	6,820,450			6,820,450	6,820,450
Rubicon Technologies, LLC and Subsidiaries [Member] | Series B Preferred Stock [Member] | Rubicon [Member] | Equity [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, shares authorized	6,774,923			6,774,923	6,774,923
Rubicon Technologies, LLC and Subsidiaries [Member] | Series C Preferred Stock [Member] | Rubicon [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, shares authorized	3,142,815			3,142,815	3,142,815
Rubicon Technologies, LLC and Subsidiaries [Member] | Series C Preferred Stock [Member] | Rubicon [Member] | Equity [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, shares authorized	3,141,500			3,141,500	3,141,500
Rubicon Technologies, LLC and Subsidiaries [Member] | Series D Preferred Stock [Member] | Rubicon [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, shares authorized	2,816,403			2,816,403	2,816,403
Rubicon Technologies, LLC and Subsidiaries [Member] | Series D Preferred Stock [Member] | Rubicon [Member] | Equity [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, shares authorized	2,787,707			2,787,707	2,787,707
Rubicon Technologies, LLC and Subsidiaries [Member] | Series E Preferred Stock [Member] | Rubicon [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, shares authorized	7,451,981			7,451,981	7,451,981
Rubicon Technologies, LLC and Subsidiaries [Member] | Series E Preferred Stock [Member] | Rubicon [Member] | Equity [Member]
Subsidiary or Equity Method Investee [Line Items]
Preferred stock, shares authorized	6,530,128			5,447,120	5,447,120